STOCKHOLDERS EQUITY (DEFICIT) - Status of outstanding stock warrants (Details) (USD $)	0 Months Ended			1 Months Ended		3 Months Ended			12 Months Ended
	Aug. 19, 2013	Jul. 29, 2013	Jul. 25, 2013	Oct. 31, 2013	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Number of Warrants	Dec. 31, 2012 Weighted Average Exercise Price	Dec. 31, 2012 Weighted Average Remaining Contractual Life (Years)
Beginning Balance							2,589,109
Granted									13,589,109
Granted, Per Share										$ 0.51
Granted, Remaining life											9 years
Cancelled									(4,800,000)
Cancelled, Per Share										$ 0.50
Cancelled, Remaining life											10 years
Forfeited
Exercised									(6,200,000)
Exercised, Per Share										$ 0.50
Exercised, Remaining life											10 years
Ending balance							2,589,109
Ending balance, Per Share								$ 0.54
Ending balance, Remaining life											7 years
Warrants exercisable							1,089,109
Weighted average fair value of warrants granted during the year ended December 31, 2012, Per Share	$ 5.85	$ 7.00	$ 6.85	$ 4.79	$ 5.03	$ 6.00				$ 0.51